SHARE-BASED COMPENSATION- Schedule of Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Outstanding, beginning balance	87,112,400	73,225,200
Granted	16,097,050	17,561,500
Forfeited	(7,954,980)	(3,674,300)
Exercised	(1,407,920)
Outstanding, ending balance	93,846,550	87,112,400	73,225,200
Vested and expected to vest	93,846,550
Exercisable	32,754,800
Weighted average exercise price, outstanding	$ 0.12	$ 0.09
Weighted average exercise price, granted	0.61	0.22
Weighted average exercise price, forfeited	0.31	0.10
Weighted Average Exercise Price,exercised	0.09
Weighted average exercise price, outstanding	$ 0.19	$ 0.12	$ 0.09
Weighted average remaining contractual term, outstanding	3 years 9 months 7 days	5 years 1 month 2 days	5 years 11 months 15 days
Aggregate intrinsic value, outstanding beginning balance		$ 25,623
Aggregate intrinsic value, outstanding ending balance	$ 30,442	$ 60,399